Offerings	Oct. 21, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	8,760,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 100,740,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,912.19
Offering Note	A. Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. B. Consists of 8,760,000 shares of common stock, par value $0.0001 per share (the "Common Stock") of Semnur Pharmaceuticals, Inc. a Delaware corporation (the "Company"), issuable upon the exercise of (i) 510,000 Private Warrants (as defined in this registration statement) by the holders thereof and (ii) 8,250,000 Public Warrants (as defined in this registration statement) by the holders thereof. C. The price per share is based upon the exercise price per Private Warrant and per Public Warrant of $11.50 per share.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	203,737,349
Proposed Maximum Offering Price per Unit	9.00
Maximum Aggregate Offering Price	$ 1,833,636,141.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 253,225.15
Offering Note	A. Consists of 203,737,349 shares of Common Stock registered for resale by the Selling Securityholders named in this registration statement, including (i) 2,072,500 Sponsor Shares (as defined in this registration statement); (ii) 188,554,849 Scilex Shares (as defined in this registration statement); (iii) 510,000 shares of Common Stock issuable upon the exercise of Private Warrants; (iv) 100,000 Underwriter Shares (as defined in this registration statement); and (v) 12,500,000 Biconomy Shares (as defined in this registration statement). B. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on the last sale price reported for the Common Stock on the OTC Markets on October 17, 2025 (such date being within five business days of the date that this registration statement was filed with the U.S. Securities and Exchange Commission).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase common stock at an exercise price of $11.50 per share
Amount Registered | shares	510,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents the resale of 510,000 Private Warrants. In accordance with Rule 457(g), the entire registration fee for the Warrants is allocated to the shares of Common Stock underlying the Warrants, and no separate fee is payable for the Warrants.